The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class, Service Class, and Service Class 2

Asset ManagerSM Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Asset Manager - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.60%	20.65%	15.05%	11.09%	-3.87%	-4.15%	-8.73%	17.97%	5.47%	4.04%

During the periods shown in the chart for Initial Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	12.80%	December 31, 1998
Lowest Quarter Return	-8.22%	September 30, 2001
Year-to-Date Return	2.88%	March 31, 2006
VIP Asset Manager - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	14.82%	11.01%	-4.06%	-4.24%	-8.85%	17.91%	5.36%	3.93%

During the periods shown in the chart for Service Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	12.77%	December 31, 1998
Lowest Quarter Return	-8.27%	September 30, 2001
Year-to-Date Return	2.84%	March 31, 2006
VIP Asset Manager - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-4.38%	-9.03%	17.66%	5.18%	3.85%

During the periods shown in the chart for Service Class 2 of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	11.16%	June 30, 2003
Lowest Quarter Return	-8.30%	September 30, 2001
Year-to-Date Return	2.77%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Asset Manager
Initial Class	4.04%	2.52%	6.76%
Service Class	3.93%	2.42%	4.28%A
Service Class 2	3.85%	2.25%	1.55%B
S&P 500® Index	4.91%	0.54%	9.07%
Fidelity Asset Manager Composite Index	3.82%	3.18%	7.53%

A From November 3, 1997.

B From January 12, 2000.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent the fund's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Prospectus

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Lehman Brothers U.S. Treasury Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of one year or more.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.12%	0.12%	0.13%
Total annual class operating expensesA	0.64%	0.74%	0.90%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Asset Manager	0.80%	2/1/05	0.90%	2/1/05	1.05%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 92
3 years	$ 205	$ 237	$ 287
5 years	$ 357	$ 411	$ 498
10 years	$ 798	$ 918	$ 1,108

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class, Service Class, and Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager - Initial Class	0.63%
VIP Asset Manager - Service Class	0.73%
VIP Asset Manager - Service Class 2	0.89%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Fund Basics - continued

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When the authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Dick Habermann is vice president and lead co-manager of VIP Asset Manager Portfolio, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Ford O'Neil is vice president and lead co-manager of VIP Asset Manager Portfolio, which he has managed since October 2001. Mr. O'Neil also manages the bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

Robert Bertelson is vice president and co-manager of VIP Asset Manager Portfolio, which he has managed since January 2006. Mr. Bertelson manages the domestic equity asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

Matthew Conti is co-manager of VIP Asset Manager Portfolio. Mr. Conti manages High Income Central Investment Portfolio, which he has managed since November 2004, and in which the high income asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Michael Jenkins, William Bower, Penny Dobkin and William Kennedy are co-managers of VIP Asset Manager Portfolio, which they have managed since January 2006. Mr. Bower, Ms. Dobkin, and Mr. Kennedy are each vice presidents of the fund. Mr. Jenkins, Mr. Bower, Ms. Dobkin and Mr. Kennedy manage the international equity asset class of the fund. Each co-manager also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005). Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and manager.

Harley Lank is co-manager of VIP Asset Manager Portfolio. Mr. Lank manages Floating Rate High Income Central Investment Portfolio, which he has managed since December 2004, and in which the high income asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as an analyst and manager.

Prospectus

Fund Services - continued

Kim Miller is vice president and co-manager of VIP Asset Manager Portfolio. Mr. Miller manages Money Market Central Fund, which he has managed since April 2004, and in which the money market asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Dick Habermann, Ford O'Neil, Robert Bertelson, Matthew Conti, Michael Jenkins, William Bower, Penny Dobkin, William Kennedy, Harley Lank, and Kim Miller.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.25%.

The total management fee for the fiscal year ended December 31, 2005, was 0.52% of the fund's average net assets.

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract, and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

Prospectus

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to a fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class or Service Class 2 Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Asset Manager Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss) C	.38	.36 E	.36	.46	.51
Net realized and unrealized gain (loss)	.21	.42	1.83	(1.69)	(1.13)
Total from investment operations	.59	.78	2.19	(1.23)	(.62)
Distributions from net investment income	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	(.01)	-	-	-	(.24)
Total distributions	(.40) G	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total Return A, B	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net Assets D, F
Expenses before reductions	.64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	.63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

Asset Manager Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss) C	.36	.34 E	.34	.44	.49
Net realized and unrealized gain (loss)	.21	.42	1.83	(1.68)	(1.12)
Total from investment operations	.57	.76	2.17	(1.24)	(.63)
Distributions from net investment income	(.37)	(.38)	(.46)	(.51)	(.63)
Distributions from net realized gain	(.01)	-	-	-	(.24)
Total distributions	(.38) G	(.38)	(.46)	(.51)	(.87)
Net asset value, end of period	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total Return A, B	3.93%	5.36%	17.91%	(8.85)%	(4.24)%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.77%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.74%	.77%	.74%	.74%	.74%
Expenses net of all reductions	.73%	.76%	.73%	.72%	.73%
Net investment income (loss)	2.50%	2.41%	2.59%	3.38%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

Asset Manager Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss) C	.34	.32 E	.32	.41	.46
Net realized and unrealized gain (loss)	.21	.41	1.81	(1.67)	(1.11)
Total from investment operations	.55	.73	2.13	(1.26)	(.65)
Distributions from net investment income	(.37)	(.36)	(.45)	(.51)	(.64)
Distributions from net realized gain	(.01)	-	-	-	(.24)
Total distributions	(.37) G	(.36)	(.45)	(.51)	(.88)
Net asset value, end of period	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total Return A, B	3.85%	5.18%	17.66%	(9.03)%	(4.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	.90%	.93%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.90%	.93%	.91%	.90%	.90%
Expenses net of all reductions	.89%	.92%	.89%	.88%	.89%
Net investment income (loss)	2.34%	2.25%	2.43%	3.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gains of $.005 per share.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797977.102 VAM-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Asset Manager: Growth® Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	20.04%	25.07%	17.57%	15.26%	-12.47%	-7.39%	-15.53%	23.34%	5.98%	3.89%

During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	17.69%	December 31, 1998
Lowest Quarter Return	-11.97%	June 30, 2002
Year-to-Date Return	3.68%	March 31, 2006
VIP Asset Manager: Growth - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	17.18%	15.13%	-12.54%	-7.57%	-15.54%	23.15%	5.85%	3.79%

During the periods shown in the chart for Service Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	17.61%	December 31, 1998
Lowest Quarter Return	-11.96%	September 30, 2001
Year-to-Date Return	3.68%	March 31, 2006
VIP Asset Manager: Growth - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-7.66%	-15.83%	23.03%	5.63%	3.65%

During the periods shown in the chart for Service Class 2 of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	14.71%	June 30, 2003
Lowest Quarter Return	-12.07%	June 30, 2002
Year-to-Date Return	3.62%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Asset Manager: Growth
Initial Class	3.89%	1.22%	6.58%
Service Class	3.79%	1.10%	3.05%A
Service Class 2	3.65%	0.92%	-1.03%B
S&P 500® Index	4.91%	0.54%	9.07%
Fidelity Asset Manager: Growth Composite Index	4.27%	2.24%	8.26%

A From November 3, 1997.

B From January 12, 2000.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent the fund's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Lehman Brothers U.S. Treasury Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of one year or more.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.17%	0.17%	0.21%
Total annual class operating expensesA	0.74%	0.84%	1.03%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Asset Manager: Growth	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 76	$ 86	$ 105
3 years	$ 237	$ 268	$ 328
5 years	$ 411	$ 466	$ 569
10 years	$ 918	$ 1,037	$ 1,259

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class, Service Class, and Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager: Growth - Initial Class	0.72%
VIP Asset Manager: Growth - Service Class	0.82%
VIP Asset Manager: Growth - Service Class 2	1.02%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Fund Basics - continued

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Dick Habermann is vice president and lead co-manager of VIP Asset Manager: Growth Portfolio, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Ford O'Neil is vice president and lead co-manager of VIP Asset Manager: Growth Portfolio, which he has managed since October 2001. Mr. O'Neil also manages the bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

Robert Bertelson is vice president and co-manager of VIP Asset Manager: Growth Portfolio, which he has managed since January 2006. Mr. Bertelson manages the domestic equity asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

Matthew Conti is co-manager of VIP Asset Manager: Growth Portfolio. Mr. Conti manages High Income Central Investment Portfolio, which he has managed since November 2004, and in which the high income asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Michael Jenkins, William Bower, Penny Dobkin and William Kennedy are co-managers of VIP Asset Manager: Growth Portfolio, which they have managed since January 2006. Mr. Bower, Ms. Dobkin, and Mr. Kennedy are each vice presidents of the fund. Mr. Jenkins, Mr. Bower, Ms. Dobkin and Mr. Kennedy manage the international equity asset class of the fund. Each co-manager also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005). Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and manager.

Harley Lank is co-manager of VIP Asset Manager: Growth Portfolio. Mr. Lank manages Floating Rate High Income Central Investment Portfolio, which he has managed since December 2004, and in which the high income asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as an analyst and manager.

Prospectus

Fund Services - continued

Kim Miller is vice president and co-manager of VIP Asset Manager: Growth Portfolio. Mr. Miller manages Money Market Central Fund, which he has managed since April 2004, and in which the money market asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Dick Habermann, Ford O'Neil, Robert Bertelson, Matthew Conti, Michael Jenkins, William Bower, Penny Dobkin, William Kennedy, Harley Lank, and Kim Miller.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 2005, was 0.57% of the fund's average net assets.

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 68.78% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

Prospectus

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to the fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class or Service Class 2 Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Asset Manager: Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss) C	.24	.26 E	.26	.32	.32
Net realized and unrealized gain (loss)	.25	.47	2.06	(2.23)	(1.31)
Total from investment operations	.49	.73	2.32	(1.91)	(.99)
Distributions from net investment income	(.30)	(.28)	(.32)	(.32)	(.39)
Distributions from net realized gain	-	-	-	-	(.47)
Total distributions	(.30)	(.28)	(.32)	(.32)	(.86)
Net asset value, end of period	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total Return A, B	3.89%	5.98%	23.34%	(15.53)%	(7.39)%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.75%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.74%	.75%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.74%	.72%	.69%	.72%
Net investment income (loss)	1.93%	2.15%	2.33%	2.88%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Asset Manager: Growth Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Income from Investment Operations
Net investment income (loss) C	.23	.25 E	.24	.30	.31
Net realized and unrealized gain (loss)	.24	.46	2.05	(2.20)	(1.32)
Total from investment operations	.47	.71	2.29	(1.90)	(1.01)
Distributions from net investment income	(.28)	(.27)	(.31)	(.30)	(.37)
Distributions from net realized gain	-	-	-	-	(.47)
Total distributions	(.28)	(.27)	(.31)	(.30)	(.84)
Net asset value, end of period	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Total Return A, B	3.79%	5.85%	23.15%	(15.54)%	(7.57)%
Ratios to Average Net Assets D, F
Expenses before reductions	.84%	.88%	.85%	.84%	.83%
Expenses net of fee waivers, if any	.84%	.88%	.85%	.84%	.83%
Expenses net of all reductions	.82%	.87%	.84%	.80%	.82%
Net investment income (loss)	1.83%	2.02%	2.21%	2.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,604	$ 5,907	$ 6,692	$ 6,105	$ 9,542
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Income from Investment Operations
Net investment income (loss) C	.20	.22 E	.22	.28	.28
Net realized and unrealized gain (loss)	.25	.46	2.05	(2.21)	(1.30)
Total from investment operations	.45	.68	2.27	(1.93)	(1.02)
Distributions from net investment income	(.25)	(.26)	(.29)	(.29)	(.38)
Distributions from net realized gain	-	-	-	-	(.47)
Total distributions	(.25)	(.26)	(.29)	(.29)	(.85)
Net asset value, end of period	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Total Return A, B	3.65%	5.63%	23.03%	(15.83)%	(7.66)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of fee waivers, if any	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of all reductions	1.02%	1.05%	1.04%	.99%	.99%
Net investment income (loss)	1.64%	1.84%	2.01%	2.58%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,854	$ 6,399	$ 6,694	$ 4,044	$ 5,213
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity, Asset Manager: Growth, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797979.102 VAMG-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class, Service Class, and Service Class 2

Contrafund® Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.22%	24.14%	29.98%	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%

During the periods shown in the chart for Initial Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	23.56%	December 31, 1998
Lowest Quarter Return	-13.07%	March 31, 2001
Year-to-Date Return	4.83%	March 31, 2006
VIP Contrafund - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	29.94%	24.15%	-6.71%	-12.36%	-9.42%	28.35%	15.34%	16.85%

During the periods shown in the chart for Service Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	23.52%	December 31, 1998
Lowest Quarter Return	-13.06%	March 31, 2001
Year-to-Date Return	4.79%	March 31, 2006
VIP Contrafund - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-12.47%	-9.60%	28.20%	15.16%	16.65%

During the periods shown in the chart for Service Class 2 of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	11.82%	June 30, 2003
Lowest Quarter Return	-13.08%	March 31, 2001
Year-to-Date Return	4.77%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Contrafund
Initial Class	16.94%	6.64%	12.09%
Service Class	16.85%	6.55%	9.26%A
Service Class 2	16.65%	6.38%	4.62%B
S&P 500® Index	4.91%	0.54%	9.07%
LipperSM Variable Annuity Growth Funds Average	7.67%	-0.69%	7.86%

A From November 3, 1997.

B From January 12, 2000.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 IndexSM  (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Prospectus

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.09%	0.09%	0.09%
Total annual class operating expensesA	0.66%	0.76%	0.91%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Contrafund	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 67	$ 78	$ 93
3 years	$ 211	$ 243	$ 290
5 years	$ 368	$ 422	$ 504
10 years	$ 822	$ 942	$ 1,120

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class, Service Class, and Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Contrafund - Initial Class	0.64%
VIP Contrafund - Service Class	0.74%
VIP Contrafund - Service Class 2	0.89%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Contrafund Portfolio seeks long-term capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. The class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When the authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and associate portfolio manager of VIP Contrafund Portfolio, which he has managed since March 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst, associate portfolio manager and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Will Danoff and Jason Weiner.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2005, was 0.57% of the fund's average net assets.

FMR pays FMRC and FMR U.K., for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the managment contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for the fund is available in the fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase a fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class or Service Class 2 Distribution and Service Plan were considered to be paid out of a Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make non-distribution related payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Contrafund Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) C	.18	.08	.07	.10	.16
Net realized and unrealized gain (loss)	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.01)	-	-	-	(.60)
Total distributions	(.09) F	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capitalC, E	-	-	-	-	-
Net asset value, end of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return A, B	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net Assets D
Expenses before reductions	.66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.64%	.66%	.65%	.64%	.64%
Net investment income (loss)	.66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

Contrafund Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss) C	.16	.06	.05	.08	.14
Net realized and unrealized gain (loss)	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.01)	-	-	-	(.60)
Total distributions	(.06) F	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capitalC, E	-	-	-	-	-
Net asset value, end of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total Return A, B	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net Assets D
Expenses before reductions	.76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.74%	.76%	.75%	.74%	.74%
Net investment income (loss)	.56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

Prospectus

Contrafund Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss)C	.11	.02	.02	.05	.10
Net realized and unrealized gain (loss)	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.01)	-	-	-	(.60)
Total distributions	(.04)F	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capitalC, E	-	-	-	-	-
Net asset value, end of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total Return A, B	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net AssetsD
Expenses before reductions	.91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	.89%	.91%	.90%	.90%	.90%
Net investment income (loss)	.40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Multi-Cap Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of each class of the fund to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Contrafund - Initial Class	16.94%	6.64%	12.09%
VIP Contrafund - Service Class	16.85%	6.55%	9.26%A
VIP Contrafund - Service Class 2	16.65%	6.38%	4.62%B
Lipper Variable Annuity Multi-Cap Growth Funds Average	10.80%	-2.37%	8.19%

A From November 3, 1997.

B From January 12, 2000.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797983.102 VCON-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class, Service Class, and Service Class 2

Disciplined Small Cap Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor's historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class are based on estimated expenses.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expensesA	0.54%	0.54%	0.54%
Total annual class operating expensesB	1.26%	1.36%	1.51%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Initial Class		Service Class		Service Class 2
VIP Disciplined Small Cap	1.00%	12/27/05	1.10%	12/27/05	1.25%	12/27/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 128	$ 138	$ 154
3 years	$ 400	$ 431	$ 477

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in the index changes with market conditions and the composition of the index.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews over a thousand stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, Geode may also lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, Geode may temporarily use a different investment strategy for defensive purposes. If Geode does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders.

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds, to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Fidelity Management & Research Company (FMR) is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR is responsible for handling the fund's business affairs.

Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments.

As of March 31, 2006, Geode had approximately $48.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

The fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of the fund. Amitabh Dugar and Bobe Simon are portfolio managers of the fund, and Patrick Waddell is the assistant portfolio manager of the fund.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He has served as the Lead Portfolio Manager of the fund since its inception, as well as for eight other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Amitabh Dugar has been a Quantitative Analyst and Portfolio Manager with Geode since 2003. He has served as a portfolio manager of the fund since its inception. Dr. Dugar's responsibilities include acting as corporate actions analyst and conducting quantitative research for all Geode funds. Prior to joining Geode, Dr. Dugar was a Global Investment Manager at PanAgora Asset Management from 2000 to 2003. Prior to that, Dr. Dugar was a Quantitative Analyst at Grantham Mayo Van Otterloo & Company from 1997 to 2000.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of the fund since its inception, as well as for eight other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been an Assistant Portfolio Manager with Geode since 2004. He has served as the Assistant Portfolio Manager of the fund since its inception, as well as for eight other registered investment companies, since February 2004. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity from December 1997 to February 2004 and served as a Senior Portfolio Assistant from 2002 to 2004.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Jeffrey Adams, Amitabh Dugar, Bobe Simon and Patrick Waddell.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.45%.


FMR pays FMRC for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 100% of the fund's outstanding shares was held by FMR affiliates.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class or Service Class 2 Distribution and Service Plan were considered to be paid out of a Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the funds to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Disciplined Small Cap Portfolio - Initial Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total Return B, C, D	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	42.86% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	-%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Disciplined Small Cap Portfolio - Service Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total Return B, C, D	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	42.96% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	-%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Disciplined Small Cap Portfolio - Service Class 2

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total Return B, C, D	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	43.12% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	-%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.820577.102 VDSC-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Index 500 Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Additional Information About the Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Index 500 - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	22.71%	32.83%	28.31%	20.52%	-9.30%	-12.09%	-22.25%	28.41%	10.62%	4.82%

During the periods shown in the chart for Initial Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	21.36%	December 31, 1998
Lowest Quarter Return	-17.29%	September 30, 2002
Year-to-Date Return	4.20%	March 31, 2006
VIP Index 500 - Service Class
Calendar Years	2001	2002	2003	2004	2005
	-12.18%	-22.32%	28.27%	10.51%	4.71%

During the periods shown in the chart for Service Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	15.34%	June 30, 2003
Lowest Quarter Return	-17.31%	September 30, 2002
Year-to-Date Return	4.17%	March 31, 2006
VIP Index 500 - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-12.31%	-22.45%	28.09%	10.34%	4.55%

During the periods shown in the chart for Service Class 2 of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	15.30%	June 30, 2003
Lowest Quarter Return	-17.34%	September 30, 2002
Year-to-Date Return	4.14%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Index 500
Initial Class	4.82%	0.35%	8.81%
Service Class	4.71%	0.25%	-1.74%A
Service Class 2	4.55%	0.10%	-1.16%B
S&P 500 Index	4.91%	0.54%	9.07%
LipperSM Variable Annuity S&P 500 Index Objective Funds Average	4.52%	0.16%	8.74%

A From July 7, 2000.

B From January 12, 2000.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual class operating expensesA	0.10%	0.20%	0.35%

A FMR has contractually agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Index 500	0.10%	3/1/05	0.20%	3/1/05	0.35%	3/1/05

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 10	$ 20	$ 36
3 years	$ 32	$ 64	$ 113
5 years	$ 56	$ 113	$ 197
10 years	$ 128	$ 255	$ 443

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

Geode may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

In addition to the principal investment strategies discussed above, Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, Geode may temporarily use a different investment strategy for defensive purposes. If Geode does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds, to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, you will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR is responsible for handling the fund's business affairs.

Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. Geode chooses the fund's investments and places orders to buy and sell the fund's investments.

As of March 31, 2006, Geode had approximately $48.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

VIP Index 500 is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead portfolio manager of VIP Index 500. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Index 500, and Patrick Waddell is the assistant portfolio manager of VIP Index 500.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He has served as the Lead Portfolio Manager of the fund, as well as for eight other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Amitabh Dugar has been a Quantitative Analyst and Portfolio Manager with Geode since 2003. He has served as a portfolio manager of the fund since 2003. Dr. Dugar's responsibilities include acting as corporate actions analyst and conducting quantitative research for all Geode funds. Prior to joining Geode, Dr. Dugar was a Global Investment Manager at PanAgora Asset Management from 2000 to 2003. Prior to that, Dr. Dugar was a Quantitative Analyst at Grantham Mayo Van Otterloo & Company from 1997 to 2000.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of the fund, as well as for eight other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been an Assistant Portfolio Manager with Geode since 2004. He has served as the Assistant Portfolio Manager of the fund, as well as for the eight other registered investment companies, since February 2004. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Jeffrey Adams, Amitabh Dugar, Bobe Simon, and Patrick Waddell.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

The fund's annual management fee rate is 0.10% of its average net assets. Prior to March 1, 2005, the fund's annual management fee rate was 0.24% of its average net assets.

For the fiscal year ended December 31, 2005, the fund paid a management fee of 0.12% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's semi-annual report for the fiscal period ended June 30, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 33.34% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Prospectus

Fund Services - continued

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to the fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class or Service Class 2 Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Index 500 Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss) C	2.36	2.18 D	1.63	1.51	1.48
Net realized and unrealized gain (loss)	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total Return A, B	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net Assets E
Expenses before reductions	.14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	.13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Index 500 Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss) C	2.22	2.05 D	1.54	1.34	1.24
Net realized and unrealized gain (loss)	4.14	11.07	26.11	(30.07)	(19.23)
Total from investment operations	6.36	13.12	27.65	(28.73)	(17.99)
Distributions from net investment income	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)
Net asset value, end of period	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total Return A, B	4.71%	10.51%	28.27%	(22.32)%	(12.18)%
Ratios to Average Net Assets E
Expenses before reductions	.24%	.47%	.46%	.47%	.56%
Expenses net of fee waivers, if any	.23%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.23%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.63%	1.61%	1.40%	1.24%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Index 500 Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss) C	2.01	1.85 D	1.37	1.19	1.09
Net realized and unrealized gain (loss)	4.11	11.01	26.03	(30.00)	(19.23)
Total from investment operations	6.12	12.86	27.40	(28.81)	(18.14)
Distributions from net investment income	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)
Net asset value, end of period	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total Return A, B	4.55%	10.34%	28.09%	(22.45)%	(12.31)%
Ratios to Average Net Assets E
Expenses before reductions	.39%	.61%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.38%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.38%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.48%	1.46%	1.25%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity S&P 500 Index Classification Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of each class of the fund to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Index 500 - Initial Class	4.82%	0.35%	8.81%
VIP Index 500 - Service Class	4.71%	0.25%	-1.74%A
VIP Index 500 - Service Class 2	4.55%	0.10%	-1.16%B
Lipper Variable Annuity S&P 500 Index Classification Funds Average	4.52%	0.16%	8.74%

A From July 7, 2000.

B From January 12, 2000.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

Appendix - continued

Additional Information About the Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797997.102 VI5-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Investment Grade Bond Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.
  Potentially investing in lower-quality debt securities.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Investment Grade Bond - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.19%	9.06%	8.85%	-1.05%	11.22%	8.46%	10.34%	5.20%	4.46%	2.19%

During the periods shown in the chart for Initial Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.62%	September 30, 2001
Lowest Quarter Return	 -2.53%	June 30, 2004
Year-to-Date Return	-0.48%	March 31, 2006
VIP Investment Grade Bond - Service Class
Calendar Years	2001	2002	2003	2004	2005
	8.30%	10.20%	5.06%	4.32%	2.08%

During the periods shown in the chart for Service Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.55%	September 30, 2001
Lowest Quarter Return	 -2.54%	June 30, 2004
Year-to-Date Return	-0.47%	March 31, 2006
VIP Investment Grade Bond - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	8.08%	10.09%	4.94%	4.19%	1.89%

During the periods shown in the chart for Service Class 2 of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.57%	September 30, 2001
Lowest Quarter Return	 -2.56%	June 30, 2004
Year-to-Date Return	-0.51%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Investment Grade Bond
Initial Class	2.19%	6.09%	6.12%
Service Class	2.08%	5.95%	6.65%A
Service Class 2	1.89%	5.80%	6.79%B
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%
LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average	1.99%	5.60%	5.62%

A From July 7, 2000.

B From January 12, 2000.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Prospectus

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class are based on historical expenses.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.12%	0.12%
Total annual class operating expensesA	0.49%	0.58%	0.73%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Investment Grade Bond	0.58%	2/1/05	0.68%	2/1/05	0.83%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 50	$ 59	$ 75
3 years	$ 157	$ 186	$ 233
5 years	$ 274	$ 324	$ 406
10 years	$ 616	$ 726	$ 906

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2005, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2005, the fund's dollar-weighted average maturity was approximately 6.2 years and the index's dollar-weighted average maturity was approximately 7.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Lower-quality debt securities (those of less than investment-grade quality) tend to be particularly sensitive to these changes.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986 to provide investment research and advice. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. For the fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. For the fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Ford O'Neil is vice president and manager of VIP Investment Grade Bond Portfolio, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Ford O'Neil.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.12%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 2005, was 0.36% of the fund's average net assets.

On June 1, 2005, FMR reduced the individual fund fee rate for the fund from 0.30% to 0.20%.

FMR pays FIMM for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for the fund is available in the fund's semi-annual report for the fiscal period ended June 30, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 42.49% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

Prospectus

Fund Services - continued

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to the fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class, and Service Class 2 Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Investment Grade Bond Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment incomeC	.523	.476	.467	.610	.685F
Net realized and unrealized gain (loss)	(.243)	.104	.213	.680	.335F
Total from investment operations	.280	.580	.680	1.290	1.020
Distributions from net investment income	(.480)	(.570)	(.540)	(.510)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-
Total distributions	(.770)	(.980)	(.730)	(.510)	(.690)
Net asset value, end of period	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total ReturnA,B	2.19%	4.46%	5.20%	10.34%	8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.56%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.56%	.54%	.54%	.54%
Expenses net of all reductions	.49%	.56%	.54%	.53%	.54%
Net investment income	4.12%	3.65%	3.48%	4.71%	5.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

Appendix - continued

Investment Grade Bond Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Income from Investment Operations
Net investment incomeC	.511	.456	.448	.591	.674F
Net realized and unrealized gain (loss)	(.246)	.104	.212	.679	.326F
Total from investment operations	.265	.560	.660	1.270	1.000
Distributions from net investment income	(.475)	(.580)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-
Total distributions	(.765)	(.990)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Total ReturnA,B	2.08%	4.32%	5.06%	10.20%	8.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.66%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.58%	.66%	.64%	.64%	.64%
Expenses net of all reductions	.58%	.66%	.64%	.64%	.64%
Net investment income	4.06%	3.54%	3.38%	4.60%	5.37%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,205	$ 50,143	$ 18,305	$ 975	$ 115
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Income from Investment Operations
Net investment incomeC	.488	.435	.427	.571	.643F
Net realized and unrealized gain (loss)	(.248)	.105	.213	.679	.327F
Total from investment operations	.240	.540	.640	1.250	.970
Distributions from net investment income	(.460)	(.550)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-
Total distributions	(.750)	(.960)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Total ReturnA,B	1.89%	4.19%	4.94%	10.09%	8.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.81%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.73%	.81%	.79%	.79%	.82%
Expenses net of all reductions	.73%	.81%	.79%	.79%	.82%
Net investment income	3.90%	3.39%	3.23%	4.45%	5.19%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,528	$ 186,302	$ 115,411	$ 71,631	$ 18,225
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-05511

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797999.102 VIG-pro-0406

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Prior Performance of Similar Funds
	<Click Here>	Additional Information About the Standard & Poor's 500 Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.

Prospectus

  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Prospectus

Fund Summary - continued

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.
  Potentially investing in lower-quality debt securities.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's (other than VIP Disciplined Small Cap's) performance from year to year, as represented by the performance of Initial Class, and compares the performance of Initial Class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of Initial Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. Initial Class of VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for VIP Disciplined Small Cap after VIP Disciplined Small Cap has been in operation for one calendar year.

Year-by-Year Returns

VIP Aggressive Growth - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-17.89%	-26.40%	30.58%	10.25%	8.11%

During the periods shown in the chart for Initial Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 25.00%	June 30, 2001
Lowest Quarter Return	 -26.70%	September 30, 2001
Year-to-Date Return	6.13%	March 31, 2006
VIP Asset Manager - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.60%	20.65%	15.05%	11.09%	-3.87%	-4.15%	-8.73%	17.97%	5.47%	4.04%

During the periods shown in the chart for Initial Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 12.80%	December 31, 1998
Lowest Quarter Return	 -8.22%	September 30, 2001
Year-to-Date Return	2.88%	March 31, 2006
VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	20.04%	25.07%	17.57%	15.26%	-12.47%	-7.39%	-15.53%	23.34%	5.98%	3.89%

During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 17.69%	December 31, 1998
Lowest Quarter Return	 -11.97%	June 30, 2002
Year-to-Date Return	3.68%	March 31, 2006
VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	9.98%	22.18%	17.64%	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%

During the periods shown in the chart for Initial Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 11.83%	June 30, 1997
Lowest Quarter Return	 -8.20%	September 30, 2001
Year-to-Date Return	4.49%	March 31, 2006
VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.22%	24.14%	29.98%	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%

During the periods shown in the chart for Initial Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 23.56%	December 31, 1998
Lowest Quarter Return	 -13.07%	March 31, 2001
Year-to-Date Return	4.83%	March 31, 2006
VIP Dynamic Capital Appreciation - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-28.32%	-7.21%	25.49%	1.41%	21.14%

During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.27%	December 31, 2001
Lowest Quarter Return	 -29.02%	March 31, 2001
Year-to-Date Return	8.59%	March 31, 2006
VIP Equity-Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.28%	28.11%	11.63%	6.33%	8.42%	-4.96%	-16.95%	30.33%	11.53%	5.87%

During the periods shown in the chart for Initial Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.12%	June 30, 2003
Lowest Quarter Return	 -19.10%	September 30, 2002
Year-to-Date Return	5.21%	March 31, 2006
VIP Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.71%	23.48%	39.49%	37.44%	-10.96%	-17.67%	-30.10%	32.85%	3.38%	5.80%

During the periods shown in the chart for Initial Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 24.29%	December 31, 1998
Lowest Quarter Return	 -21.99%	September 30, 2001
Year-to-Date Return	4.29%	March 31, 2006
VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	30.09%	29.59%	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%

During the periods shown in the chart for Initial Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 20.97%	December 31, 1998
Lowest Quarter Return	 -13.69%	June 30, 2002
Year-to-Date Return	4.82%	March 31, 2006
VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	18.27%	29.95%	24.61%	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%

During the periods shown in the chart for Initial Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 20.74%	December 31, 1998
Lowest Quarter Return	 -16.62%	September 30, 2002
Year-to-Date Return	2.32%	March 31, 2006
VIP Growth Stock - Initial Class
Calendar Years	2003	2004	2005
	29.05%	2.31%	7.57%

During the periods shown in the chart for Initial Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.24%	June 30, 2003
Lowest Quarter Return	 -6.26%	September 30, 2004
Year-to-Date Return	3.38%	March 31, 2006
VIP High Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.03%	17.67%	-4.33%	8.25%	-22.54%	-11.73%	3.44%	27.26%	9.59%	2.70%

During the periods shown in the chart for Initial Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.15%	June 30, 2003
Lowest Quarter Return	 -14.17%	December 31, 2000
Year-to-Date Return	2.68%	March 31, 2006
VIP Index 500 - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	22.71%	32.83%	28.31%	20.52%	-9.30%	-12.09%	-22.25%	28.41%	10.62%	4.82%

During the periods shown in the chart for Initial Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	 21.36%	December 31, 1998
Lowest Quarter Return	 -17.29%	September 30, 2002
Year-to-Date Return	4.20%	March 31, 2006
VIP Investment Grade Bond - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.19%	9.06%	8.85%	-1.05%	11.22%	8.46%	10.34%	5.20%	4.46%	2.19%

During the periods shown in the chart for Initial Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.62%	September 30, 2001
Lowest Quarter Return	 -2.53%	June 30, 2004
Year-to-Date Return	-0.48%	March 31, 2006
VIP Mid Cap - Initial Class
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%

During the periods shown in the chart for Initial Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 32.12%	December 31, 1999
Lowest Quarter Return	 -10.49%	September 30, 2002
Year-to-Date Return	9.20%	March 31, 2006
VIP Money Market - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.41%	5.51%	5.46%	5.17%	6.30%	4.18%	1.69%	1.00%	1.21%	3.03%

During the periods shown in the chart for Initial Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.60%	September 30, 2000
Lowest Quarter Return	 0.23%	September 30, 2003
Year-to-Date Return	1.06%	March 31, 2006
VIP Real Estate - Initial Class
Calendar Years	2003	2004	2005
	33.21%	34.14%	15.12%

During the periods shown in the chart for Initial Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.67%	December 31, 2004
Lowest Quarter Return	 -5.56%	June 30, 2004
Year-to-Date Return	14.88%	March 31, 2006
VIP Strategic Income - Initial Class
Calendar Years	2004	2005
	8.66%	3.10%

During the periods shown in the chart for Initial Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 5.03%	December 31, 2004
Lowest Quarter Return	 -2.95%	June 30, 2004
Year-to-Date Return	1.25%	March 31, 2006
VIP Value - Initial Class
Calendar Years	2002	2003	2004	2005
	-15.66%	34.16%	11.24%	6.09%

During the periods shown in the chart for Initial Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.59%	June 30, 2003
Lowest Quarter Return	 -17.38%	September 30, 2002
Year-to-Date Return	4.99%	March 31, 2006
VIP Value Leaders - Initial Class
Calendar Years	2004	2005
	15.15%	10.18%

During the periods shown in the chart for Initial Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.37%	December 31, 2004
Lowest Quarter Return	 -0.26%	September 30, 2004
Year-to-Date Return	5.53%	March 31, 2006
VIP Value Strategies - Initial Class
Calendar Years	2003	2004	2005
	57.91%	14.13%	2.66%

During the periods shown in the chart for Initial Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.48%	June 30, 2003
Lowest Quarter Return	 -7.26%	September 30, 2004
Year-to-Date Return	7.35%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	8.11%	-1.22%	-1.17%A
Russell Midcap Growth Index	12.10%	1.38%	1.36%A
LipperSM Variable Annuity Mid-Cap Funds Average	10.22%	2.36%	--
VIP Asset Manager
Initial Class	4.04%	2.52%	6.76%
S&P 500 Index	4.91%	0.54%	9.07%
Fidelity Asset Manager Composite Index	3.82%	3.18%	7.53%
VIP Asset Manager: Growth
Initial Class	3.89%	1.22%	6.58%
S&P 500 Index	4.91%	0.54%	9.07%
Fidelity Asset Manager: Growth Composite Index	4.27%	2.24%	8.26%
VIP Balanced
Initial Class	5.77%	3.36%	6.44%
S&P 500 Index	4.91%	0.54%	9.07%
Fidelity Balanced 60/40 Composite Index	4.00%	2.99%	8.25%
Lipper Variable Annuity Balanced Funds Average	4.78%	3.33%	7.47%
VIP Contrafund
Initial Class	16.94%	6.64%	12.09%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Variable Annuity Growth Funds Average	7.67%	-0.69%	7.86%
VIP Dynamic Capital Appreciation
Initial Class	21.14%	0.50%	-2.53%B
S&P 500 Index	4.91%	0.54%	-1.06%B
Lipper Variable Annuity Capital Appreciation Funds Average	7.10%	-0.74%	--
VIP Equity-Income
Initial Class	5.87%	3.97%	8.63%
Russell 3000® Value Index	6.85%	5.86%	11.04%
Lipper Variable Annuity Equity Income Objective Funds Average	5.74%	4.06%	9.33%
VIP Growth
Initial Class	5.80%	-3.52%	7.29%
Russell 3000 Growth Index	5.17%	-3.15%	6.48%
Lipper Variable Annuity Growth Funds Average	7.67%	-0.69%	7.86%
VIP Growth & Income
Initial Class	7.63%	1.41%	7.28%C
S&P 500 Index	4.91%	0.54%	7.42%C
Lipper Variable Annuity Growth & Income Funds Average	5.60%	2.39%	--
VIP Growth Opportunities
Initial Class	8.89%	0.28%	5.32%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Variable Annuity Growth Funds Average	7.67%	-0.69%	7.86%
VIP Growth Stock
Initial Class	7.57%	--	10.97%D
Russell 1000® Growth Index	5.26%	--	11.57%D
Lipper Variable Annuity Growth Funds Average	7.67%	--	--
VIP High Income
Initial Class	2.70%	5.52%	3.48%
Merrill Lynch® U.S. High Yield Master II Constrained Index	2.78%	8.67%	6.65%
Merrill Lynch U.S. High Yield Master II Index	2.74%	8.39%	6.56%
Lipper Variable Annuity High Current Yield Funds Average	2.56%	7.12%	5.62%
VIP Index 500
Initial Class	4.82%	0.35%	8.81%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Variable Annuity S&P 500 Index Objective Funds Average	4.52%	0.16%	8.74%
VIP Investment Grade Bond
Initial Class	2.19%	6.09%	6.12%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	1.99%	5.60%	5.62%
VIP Mid Cap
Initial Class	18.30%	12.32%	20.39%E
S&P MidCap 400 Index	12.56%	8.60%	11.52%E
Lipper Variable Annuity Mid-Cap Funds Average	10.22%	2.36%	--
VIP Money Market
Initial Class	3.03%	2.22%	3.88%
VIP Real Estate
Initial Class	15.12%	--	26.74%F
S&P 500 Index	4.91%	--	12.01%F
Dow Jones Wilshire Real Estate Securities IndexSM	13.82%	--	27.69%F
Lipper Variable Annuity Real Estate Funds Average	12.85%	--	--
VIP Strategic Income
Initial Class	3.10%	--	5.77%G
Merrill Lynch U.S. High Yield Master II Constrained Index	2.78%	--	6.83%G
Merrill Lynch U.S. High Yield Master II Index	2.74%	--	6.81%G
Fidelity Strategic Income Composite Index	2.66%	--	6.05%G
Lipper Variable Annuity Income Funds Average	4.13%	--	--
VIP Value
Initial Class	6.09%	--	5.63%H
Russell 3000 Value Index	6.85%	--	6.40%H
Lipper Variable Annuity Growth Funds Average	7.67%	--	--
VIP Value Leaders
Initial Class	10.18%	--	15.03%I
Russell 1000 Value Index	7.05%	--	14.28%I
Lipper Variable Annuity Growth Funds Average	7.67%	--	--
VIP Value Strategies
Initial Class	2.66%	--	10.36%J
Russell Midcap Value Index	12.65%	--	15.28%J
Lipper Variable Annuity Mid-Cap Funds Average	10.22%	--	--

A From December 27, 2000.

B From September 25, 2000.

C From December 31, 1996.

D From December 11, 2002.

E From December 28, 1998.

F From November 6, 2002.

G From December 23, 2003.

H From May 9, 2001.

I From June 17, 2003.

J From February 20, 2002.

Prospectus

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Going forward, VIP High Income's and VIP Strategic Income's performance will be compared to the Merrill Lynch® U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to each fund's investment strategy.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Each of the Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Returns shown for the Merrill Lynch U.S. High Yield Master II Constrained Index for periods prior to December 31, 1996 (its inception date) are returns of the Merrill Lynch U.S. High Yield Master II Index.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager: Growth's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of VIP Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to represent VIP Strategic Income's investment categories when calculating the composite index: high yield - the Merrill Lynch U.S. High Yield Master II Constrained Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Lehman Brothers U.S. Treasury Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of one year or more.

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Prospectus

Fund Summary - continued

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for Initial Class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth Stock, VIP Index 500, VIP Value, and VIP Value Leaders are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth Stock, VIP Value, and VIP Value Leaders do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income are based on historical expenses. The annual class operating expenses provided below for Initial Class of VIP Disciplined Small Cap are based on estimated expenses.

Fees (paid by the variable product owner directly)

Initial Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

		Initial Class
VIP Aggressive Growth	Management fee	0.62%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.66%
	Total annual class operating expensesB	1.28%
VIP Asset Manager	Management fee	0.52%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.64%
VIP Asset Manager: Growth	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesB	0.74%
VIP Balanced	Management fee	0.42%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual class operating expensesB	0.58%
VIP Contrafund	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.66%
VIP Disciplined Small Cap	Management fee	0.72%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.54%
	Total annual class operating expensesB	1.26%
VIP Dynamic Capital Appreciation	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.31%
	Total annual class operating expensesB	0.88%
VIP Equity-Income	Management fee	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.56%
VIP Growth	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesB	0.67%
VIP Growth & Income	Management fee	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.59%
VIP Growth Opportunities	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesB	0.70%
VIP Growth Stock	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual class operating expensesB	1.01%
VIP High Income	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesB	0.70%
VIP Index 500	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expensesC	0.10%
VIP Investment Grade Bond	Management fee	0.36%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesB	0.49%
VIP Mid Cap	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.69%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.29%
VIP Real Estate	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesB	0.74%
VIP Strategic Income	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.18%
	Total annual class operating expensesB	0.75%
VIP Value	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.62%
	Total annual class operating expensesB	1.19%
VIP Value Leaders	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.41%
	Total annual class operating expensesB	0.98%
VIP Value Strategies	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesB	0.72%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Initial Class of each fund (other than VIP Index 500) to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the rates listed in the table below.

C FMR has contractually agreed to reimburse Initial Class of VIP Index 500 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses), as a percentage of its respective average net assets, exceed the following rates:

Prospectus

	Initial Class	Effective Date
VIP Aggressive Growth	0.90%	2/1/05
VIP Asset Manager	0.80%	2/1/05
VIP Asset Manager: Growth	0.85%	2/1/05
VIP Balanced	0.70%	2/1/05
VIP Contrafund	0.85%	2/1/05
VIP Disciplined Small Cap	1.00%	12/27/05
VIP Dynamic Capital Appreciation	0.85%	2/1/05
VIP Equity-Income	0.75%	2/1/05
VIP Growth	0.85%	2/1/05
VIP Growth & Income	0.75%	2/1/05
VIP Growth Opportunities	0.85%	2/1/05
VIP Growth Stock	0.85%	2/1/05
VIP High Income	0.75%	2/1/05
VIP Index 500	0.10%	3/1/05
VIP Investment Grade Bond	0.58%	2/1/05
VIP Mid Cap	0.85%	2/1/05
VIP Money Market	0.40%	2/1/05
VIP Real Estate	0.85%	2/1/05
VIP Strategic Income	0.75%	2/1/05
VIP Value	0.85%	2/1/05
VIP Value Leaders	0.85%	2/1/05
VIP Value Strategies	0.85%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Initial Class's annual return is 5% and that the fees and Initial Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Initial Class
VIP Aggressive Growth	1 year	$ 130
	3 years	$ 406
	5 years	$ 702
	10 years	$ 1,545
VIP Asset Manager	1 year	$ 65
	3 years	$ 205
	5 years	$ 357
	10 years	$ 798
VIP Asset Manager: Growth	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
VIP Balanced	1 year	$ 59
	3 years	$ 186
	5 years	$ 324
	10 years	$ 726
VIP Contrafund	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
VIP Disciplined Small Cap	1 year	$ 128
	3 years	$ 400
VIP Dynamic Capital Appreciation	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
VIP Equity-Income	1 year	$ 57
	3 years	$ 179
	5 years	$ 313
	10 years	$ 701
VIP Growth	1 year	$ 68
	3 years	$ 214
	5 years	$ 373
	10 years	$ 835
VIP Growth & Income	1 year	$ 60
	3 years	$ 189
	5 years	$ 329
	10 years	$ 738
VIP Growth Opportunities	1 year	$ 72
	3 years	$ 224
	5 years	$ 390
	10 years	$ 871
VIP Growth Stock	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236
VIP High Income	1 year	$ 72
	3 years	$ 224
	5 years	$ 390
	10 years	$ 871
VIP Index 500	1 year	$ 10
	3 years	$ 32
	5 years	$ 56
	10 years	$ 128
VIP Investment Grade Bond	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
VIP Mid Cap	1 year	$ 70
	3 years	$ 221
	5 years	$ 384
	10 years	$ 859
VIP Money Market	1 year	$ 30
	3 years	$ 93
	5 years	$ 163
	10 years	$ 368
VIP Real Estate	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
VIP Strategic Income	1 year	$ 77
	3 years	$ 240
	5 years	$ 417
	10 years	$ 930
VIP Value	1 year	$ 121
	3 years	$ 378
	5 years	$ 654
	10 years	$ 1,443
VIP Value Leaders	1 year	$ 100
	3 years	$ 312
	5 years	$ 542
	10 years	$ 1,201
VIP Value Strategies	1 year	$ 74
	3 years	$ 230
	5 years	$ 401
	10 years	$ 894

A portion of the brokerage commissions that certain funds pay may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Growth's, VIP Growth & Income's, VIP Mid Cap's, and VIP Value Leaders' custodian credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Through arrangements with VIP Dynamic Capital Appreciation's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Initial Class	0.82%A
VIP Asset Manager - Initial Class	0.63%
VIP Asset Manager: Growth - Initial Class	0.72%
VIP Balanced - Initial Class	0.54%
VIP Contrafund - Initial Class	0.64%
VIP Dynamic Capital Appreciation - Initial Class	0.76%A
VIP Equity-Income - Initial Class	0.55%
VIP Growth - Initial Class	0.63%
VIP Growth & Income - Initial Class	0.54%
VIP Growth Opportunities - Initial Class	0.65%
VIP Growth Stock - Initial Class	0.81%A
VIP Mid Cap - Initial Class	0.64%
VIP Real Estate - Initial Class	0.71%
VIP Value - Initial Class	0.78%A
VIP Value Leaders - Initial Class	0.81%A
VIP Value Strategies - Initial Class	0.66%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

Prospectus

Fund Basics - continued

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews over a thousand stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, Geode may also lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

Geode may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

In addition to the principal investment strategies discussed above, Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2005, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2005, the fund's dollar-weighted average maturity was approximately 6.2 years and the index's dollar-weighted average maturity was approximately 7.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

Prospectus

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality if issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzed a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

Prospectus

Fund Basics - continued

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders' assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Fund Basics - continued

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

Prospectus

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Country or Geographic Region

FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The price to buy one share of Initial Class is the class's NAV. Initial Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap and VIP Index 500) and handling each fund's business affairs.

Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500. Geode chooses each fund's investments and places orders to buy and sell each fund's investments.

As of March 31, 2006, Geode had approximately $48.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM has day-to-day responsibility for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FMRC may provide investment advisory services for VIP Disciplined Small Cap and VIP Index 500.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC may provide investment research and advice for VIP Investment Grade Bond and VIP Money Market.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Strategic Income.

Prospectus

Fund Services - continued

  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Strategic Income.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Steven Calhoun is vice president and manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Dick Habermann is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Ford O'Neil is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, vice president and manager of VIP Investment Grade Bond Portfolio, and vice president and co-manager of VIP Balanced Portfolio, all of which he has managed since October 2001, October 2001, October 2001, and September 2001, respectively. Mr. O'Neil manages the bond asset class of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Balanced Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

Robert Bertelson is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, both of which he has managed since January 2006. Mr. Bertelson manages the domestic equity asset class of each fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

Matthew Conti is co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Conti manages High Income Central Investment Portfolio, which he has managed since November 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Harley Lank is co-manager of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Strategic Income Portfolio. Mr. Lank manages Floating Rate High Income Central Investment Portfolio, which he has managed since December 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as an analyst and manager.

Kim Miller is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Miller manages Money Market Central Fund, which he has managed since April 2004, and in which the money market asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

Prospectus

Michael Jenkins, William Bower, Penny Dobkin and William Kennedy are co-managers of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which they have managed since January 2006. Mr. Bower, Ms. Dobkin, and Mr. Kennedy are each vice presidents of the fund. Mr. Jenkins, Mr. Bower, Ms. Dobkin and Mr. Kennedy manage the international equity asset class of the fund. Each co-manager also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005). Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and manager.

Lawrence Rakers is vice president and lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Rakers has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and associate portfolio manager of VIP Contrafund Portfolio, which he has managed since March 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst, associate portfolio manager and portfolio manager.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity Funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of VIP Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity Investments in 1987, Ms. Uhrig has worked as a research analyst and portfolio manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investment in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Brian Hanson is vice president and manager of VIP Growth Stock Portfolio, which he has managed since December 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Hanson has worked as a research analyst and portfolio manager.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Tom Allen is vice president and manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

George Fischer is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Fischer manages the U.S. government bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Fischer has worked as a research analyst and portfolio manager.

Jonathan Kelly is co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Kelly manages the emerging market debt asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Kelly has served as a research analyst, portfolio manager, and director of emerging markets research.

Mark Notkin is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Notkin manages the high income asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Notkin has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Andrew Weir is co-manager of VIP Strategic Income Portfolio which he has managed since December 2003. Mr. Weir manages the developed country bond asset class of the fund. Since joining Fidelity Investments in 1997, Mr. Weir has worked as a quantitative research analyst, director of research and portfolio manager.

Stephen DuFour is vice president and manager of VIP Value Portfolio, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. DuFour has worked as a research analyst and portfolio manager.

Brian Hogan is manager of VIP Value Leaders Portfolio, which he has managed since its inception in June 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and portfolio manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

VIP Disciplined Small Cap and VIP Index 500 are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, and Patrick Waddell is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He has served as the Lead Portfolio Manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since January 2004, as well as for seven other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Amitabh Dugar has been a Quantitative Analyst and Portfolio Manager with Geode since 2003. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since 2003. Dr. Dugar's responsibilities include acting as corporate actions analyst and conducting quantitative research for all Geode funds. Prior to joining Geode, Dr. Dugar was a Global Investment Manager at PanAgora Asset Management from 2000 to 2003. Prior to that, Dr. Dugar was a Quantitative Analyst at Grantham Mayo Van Otterloo & Company from 1997 to 2000.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since May 2005, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been an Assistant Portfolio Manager with Geode since 2004. He has served as the Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since February 2004, as well as for seven other registered investment companies, since February 2004. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity from December 1997 to February 2004 and served as a Senior Portfolio Assistant from 2002 to 2004.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Steven Calhoun, Robert Bertelson, Matthew Conti, Dick Habermann, Harley Lank, Kim Miller, Ford O'Neil, Michael Jenkins, William Bower, Penny Dobkin, William Kennedy, Lawrence Rakers, Will Danoff, Jason Weiner, J. Fergus Shiel, Stephen Petersen, Jennifer Uhrig, James Catudal, John Porter, Brian Hanson, Tom Allen, Sam Wald, George Fischer, Jonathan Kelly, Mark Notkin, Christopher Sharpe, Andrew Weir, Derek Young, Stephen DuFour, Brian Hogan, Rich Fentin, Jeffrey Adams, Amitabh Dugar, Bobe Simon, and Patrick Waddell.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets. Prior to March 1, 2005, VIP Index 500's annual management fee rate was 0.24% of its average net assets.

For the fiscal year ended December 31, 2005, VIP Index 500 paid a management fee of 0.12% of the funds average net assets.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

Prospectus

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income, VIP Growth & Income, and VIP Investment Grade Bond; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Aggressive Growth; and 0.45% for VIP Disciplined Small Cap, VIP High Income, and VIP Strategic Income.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2005 for each fund (except VIP Index 500) is shown in the following table.

Total Management Fee
VIP Aggressive Growth	0.62%
VIP Asset Manager	0.52%
VIP Asset Manager: Growth	0.57%
VIP Balanced	0.42%
VIP Contrafund	0.57%
VIP Disciplined Small Cap	0.72%
VIP Dynamic Capital Appreciation	0.57%
VIP Equity-Income	0.47%
VIP Growth	0.57%
VIP Growth & Income	0.47%
VIP Growth Opportunities	0.57%
VIP Growth Stock	0.57%
VIP High Income	0.57%
VIP Investment Grade Bond	0.36%
VIP Mid Cap	0.57%
VIP Money Market	0.20%
VIP Real Estate	0.57%
VIP Strategic Income	0.57%
VIP Value	0.57%
VIP Value Leaders	0.57%
VIP Value Strategies	0.57%

On June 1, 2005, FMR reduced the individual fund fee rate for VIP Investment Grade Bond from 0.30% to 0.20%.

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for each fund is available in each of VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's semi-annual report for the fiscal period ended June 30, 2005 and each fund's (other than VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's) annual report for the fiscal period ended December 31, 2005.

Prospectus

Fund Services - continued

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 64.86% of VIP Aggressive Growth Portfolio's; 68.78% of VIP Asset Manager: Growth Portfolio's; 66.34% of VIP Balanced Portfolio's; 100% of VIP Disciplined Small Cap Portfolio's; 78.69% of VIP Dynamic Capital Appreciation Portfolio's; 99.80% of VIP Growth Stock Portfolio's; 33.34% of VIP Index 500's; 42.49% of VIP Investment Grade Bond Portfolio's; 63.16% of VIP Money Market Portfolio's; 99.49% of VIP Real Estate Portfolio's; 99.97% of VIP Strategic Income Portfolio's; 88.23% of VIP Value Portfolio's; 99.69% of VIP Value Leaders Portfolio's; and 33.89% of VIP Value Strategies Portfolio's total outstanding shares was held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Income from Investment Operations
Net investment income (loss)C	(.02)D	(.04)	(.04)	(.06)	.03F
Net realized and unrealized gain (loss)	.73	.85	1.89	(2.11)	(1.82)F
Total from investment operations	.71	.81	1.85	(2.17)	(1.79)
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.27)	-	-	-	-
Net asset value, end of period	$ 9.15	$ 8.71	$ 7.90	$ 6.05	$ 8.22
Total ReturnA,B	8.11%	10.25%	30.58%	(26.40)%	(17.89)%
Ratios to Average Net AssetsE
Expenses before reductions	1.28%	1.64%	2.87%	2.51%	3.00%
Expenses net of fee waivers, if any	.90%	1.00%	1.26%	1.50%	1.50%
Expenses net of all reductions	.82%	.96%	1.20%	1.35%	1.45%
Net investment income (loss)	(.21)%D	(.53)%	(.62)%	(.85)%	.34%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,168	$ 1,031	$ 907	$ 689	$ 864
Portfolio turnover rate	242%	91%	150%	460%	526%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Asset Manager Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss) C	.38	.36 E	.36	.46	.51
Net realized and unrealized gain (loss)	.21	.42	1.83	(1.69)	(1.13)
Total from investment operations	.59	.78	2.19	(1.23)	(.62)
Distributions from net investment income	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	(.01)	-	-	-	(.24)
Total distributions	(.40) G	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total Return A, B	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net Assets D, F
Expenses before reductions	.64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	.63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

VIP Asset Manager: Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss) C	.24	.26 E	.26	.32	.32
Net realized and unrealized gain (loss)	.25	.47	2.06	(2.23)	(1.31)
Total from investment operations	.49	.73	2.32	(1.91)	(.99)
Distributions from net investment income	(.30)	(.28)	(.32)	(.32)	(.39)
Distributions from net realized gain	-	-	-	-	(.47)
Total distributions	(.30)	(.28)	(.32)	(.32)	(.86)
Net asset value, end of period	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total Return A, B	3.89%	5.98%	23.34%	(15.53)%	(7.39)%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.75%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.74%	.75%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.74%	.72%	.69%	.72%
Net investment income (loss)	1.93%	2.15%	2.33%	2.88%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Balanced Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Income from Investment Operations
Net investment income (loss) C	.31	.36 E	.30	.36	.42
Net realized and unrealized gain (loss)	.50	.39	1.78	(1.53)	(.63)
Total from investment operations	.81	.75	2.08	(1.17)	(.21)
Distributions from net investment income	(.37)	(.28)	(.36)	(.39)	(.52)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.38)	(.28)	(.36)	(.39)	(.52)
Net asset value, end of period	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Total Return A, B	5.77%	5.47%	17.72%	(8.72)%	(1.58)%
Ratios to Average Net Assets D, F
Expenses before reductions	.58%	.56%	.59%	.57%	.57%
Expenses net of fee waivers, if any	.58%	.56%	.59%	.57%	.57%
Expenses net of all reductions	.54%	.56%	.58%	.55%	.55%
Net investment income (loss)	2.22%	2.60%	2.32%	2.84%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,343	$ 291,176	$ 295,656	$ 235,064	$ 264,608
Portfolio turnover rate	140%	74%	102%	134%	126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Contrafund Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) C	.18	.08	.07	.10	.16
Net realized and unrealized gain (loss)	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.01)	-	-	-	(.60)
Total distributions	(.09) F	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capitalC, E	-	-	-	-	-
Net asset value, end of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return A, B	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net Assets D
Expenses before reductions	.66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.64%	.66%	.65%	.64%	.64%
Net investment income (loss)	.66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

VIP Disciplined Small Cap Portfolio - Initial Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total Return B, C, D	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	42.86% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	-%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

VIP Dynamic Capital Appreciation Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Income from Investment Operations
Net investment income (loss)C	.02D	(.03)E	(.02)	.02	-H
Net realized and unrealized gain (loss)	1.50	.13F	1.46	(.46)	(2.41)
Total from investment operations	1.52	.10	1.44	(.44)	(2.41)
Distributions from net investment income	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 8.71	$ 7.19	$ 7.09	$ 5.65	$ 6.10
Total ReturnA,B	21.14%	1.41%	25.49%	(7.21)%	(28.32)%
Ratios to Average Net AssetsG
Expenses before reductions	.88%	.98%	1.83%	2.64%	3.59%
Expenses net of fee waivers, if any	.85%	.98%	1.06%	1.50%	1.50%
Expenses net of all reductions	.76%	.91%	.96%	1.38%	1.43%
Net investment income (loss)	.21%D	(.48)%E	(.30)%	.32%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,609	$ 19,486	$ 16,684	$ 719	$ 390
Portfolio turnover rate	201%	226%	307%	349%	432%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .07%.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

VIP Equity-Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss) C	.42	.40	.36	.34	.34
Net realized and unrealized gain (loss)	1.00	2.24	5.01	(4.08)	(1.51)
Total from investment operations	1.42	2.64	5.37	(3.74)	(1.17)
Distributions from net investment income	(.41)	(.36)	(.35)	(.36)	(.42)
Distributions from net realized gain	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.30)	(.45)	(.35)	(.85)	(1.60)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	- C, E	-
Net asset value, end of period	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total Return A, B	5.87%	11.53%	30.33%	(16.95)%	(4.96)%
Ratios to Average Net Assets D
Expenses before reductions	.56%	.58%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.56%	.58%	.57%	.57%	.58%
Expenses net of all reductions	.55%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.71%	1.71%	1.83%	1.70%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205
Portfolio turnover rate	19%	22%	26%	25%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

VIP Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss) C	.11	.15 D, G	.07	.07	.07
Net realized and unrealized gain (loss)	1.74	.90	7.60	(10.17)	(7.27)
Total from investment operations	1.85	1.05	7.67	(10.10)	(7.20)
Distributions from net investment income	(.16)	(.08)	(.07)	(.07)	(.03)
Distributions from net realized gain	-	-	-	-	(2.82)
Total distributions	(.16)	(.08)	(.07)	(.07)	(2.85)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	- C, F	-
Net asset value, end of period	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total Return A, B	5.80%	3.38%	32.85%	(30.10)%	(17.67)%
Ratios to Average Net Assets E
Expenses before reductions	.67%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.67%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.63%	.65%	.64%	.61%	.65%
Net investment income (loss)	.36%	.47% G	.28%	.25%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659
Portfolio turnover rate	79%	72%	61%	90%	105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Income from Investment Operations
Net investment income (loss) C	.13	.21 D	.12	.15	.18
Net realized and unrealized gain (loss)	.92	.56	2.42	(2.32)	(1.45)
Total from investment operations	1.05	.77	2.54	(2.17)	(1.27)
Distributions from net investment income	(.21)	(.12)	(.14)	(.16)	(.19)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.21)	(.12)	(.14)	(.16)	(.80)
Net asset value, end of period	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Total Return A, B	7.63%	5.80%	23.77%	(16.61)%	(8.75)%
Ratios to Average Net Assets E
Expenses before reductions	.59%	.60%	.59%	.59%	.58%
Expenses net of fee waivers, if any	.59%	.60%	.59%	.59%	.58%
Expenses net of all reductions	.54%	.60%	.59%	.58%	.56%
Net investment income (loss)	.97%	1.58%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,102	$ 704,460	$ 785,494	$ 638,124	$ 893,359
Portfolio turnover rate	206%	23%	25%	43%	58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Income from Investment Operations
Net investment income (loss) C	.10	.14 D	.08	.09	.12
Net realized and unrealized gain (loss)	1.32	.94	3.38	(3.37)	(2.67)
Total from investment operations	1.42	1.08	3.46	(3.28)	(2.55)
Distributions from net investment income	(.15)	(.08)	(.10)	(.14)	(.06)
Net asset value, end of period	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Total Return A, B	8.89%	7.19%	29.87%	(21.84)%	(14.42)%
Ratios to Average Net Assets E
Expenses before reductions	.70%	.72%	.72%	.70%	.69%
Expenses net of fee waivers, if any	.70%	.72%	.72%	.70%	.69%
Expenses net of all reductions	.65%	.70%	.70%	.66%	.67%
Net investment income (loss)	.65%	.91%	.64%	.68%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,644	$ 459,975	$ 490,710	$ 403,476	$ 652,493
Portfolio turnover rate	123%	65%	62%	60%	89%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth Stock Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04 F	(.01)	- I
Net realized and unrealized gain (loss)	.83	.23	2.81	(.32)
Total from investment operations	.84	.27	2.80	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	-
Distributions from net realized gain	(.04)	(.90)	(.68)	-
Total distributions	(.04) J	(.92)	(.69)	-
Net asset value, end of period	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D	7.57%	2.31%	29.05%	(3.20)%
Ratios to Average Net Assets H
Expenses before reductions	1.01%	1.94%	2.68%	9.76% A
Expenses net of fee waivers, if any	.85%	1.00%	1.14%	1.25% A
Expenses net of all reductions	.81%	.95%	1.09%	1.22% A
Net investment income (loss)	.12%	.35%	(.07) %	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate	91%	151%	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

VIP High Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment income C	.457	.494	.520	.496 F	.774 E, F
Net realized and unrealized gain (loss)	(.281)	.126	.980	(.306) F	(1.544) E, F
Total from investment operations	.176	.620	1.500	.190	(.770)
Distributions from net investment income	(1.006)	(.570)	(.480)	(.670)	(1.000)
Net asset value, end of period	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total Return A, B	2.70%	9.59%	27.26%	3.44%	(11.73)%
Ratios to Average Net Assets D
Expenses before reductions	.70%	.71%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.69%	.70%	.71%
Expenses net of all reductions	.70%	.71%	.69%	.70%	.70%
Net investment income	6.98%	7.43%	8.25%	8.65% F	11.00% E, F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085
Portfolio turnover rate	95%	128%	130%	96%	138%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Prospectus

Appendix - continued

VIP Index 500 Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss) C	2.36	2.18 D	1.63	1.51	1.48
Net realized and unrealized gain (loss)	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total Return A, B	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net Assets E
Expenses before reductions	.14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	.13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Investment Grade Bond Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment incomeC	.523	.476	.467	.610	.685F
Net realized and unrealized gain (loss)	(.243)	.104	.213	.680	.335F
Total from investment operations	.280	.580	.680	1.290	1.020
Distributions from net investment income	(.480)	(.570)	(.540)	(.510)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-
Total distributions	(.770)	(.980)	(.730)	(.510)	(.690)
Net asset value, end of period	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total ReturnA,B	2.19%	4.46%	5.20%	10.34%	8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.56%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.56%	.54%	.54%	.54%
Expenses net of all reductions	.49%	.56%	.54%	.53%	.54%
Net investment income	4.12%	3.65%	3.48%	4.71%	5.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,	2005	2004	2003 G	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Income from Investment Operations
Net investment income (loss) C	.16 D	.01	- F	.09	.20
Net realized and unrealized gain (loss)	5.28	6.01	6.73	(2.00)	(.86)
Total from investment operations	5.44	6.02	6.73	(1.91)	(.66)
Distributions from net investment income	-	-	(.08)	(.18)	-
Distributions from net realized gain	(.51)	-	-	-	-
Total distributions	(.51)	-	(.08)	(.18)	-
Net asset value, end of period	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Total Return A, B	18.30%	24.92%	38.64%	(9.82)%	(3.26)%
Ratios to Average Net Assets E
Expenses before reductions	.69%	.71%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.69%	.71%	.70%	.70%	.69%
Expenses net of all reductions	.64%	.68%	.68%	.63%	.62%
Net investment income (loss)	.50%	.03%	-%	.51%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557	$ 574,934
Portfolio turnover rate	107%	55%	51%	135%	144%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .36%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

VIP Money Market Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.012	.010	.017	.041
Distributions from net investment income	(.030)	(.012)	(.010)	(.017)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.03%	1.21%	1.00%	1.69%	4.18%
Ratios to Average Net Assets C
Expenses before reductions	.29%	.29%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.28%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.28%
Net investment income	3.00%	1.18%	1.00%	1.68%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Real Estate Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.45	.48 F	.08
Net realized and unrealized gain (loss)	2.25	4.08	2.89	.18
Total from investment operations	2.63	4.53	3.37	.26
Distributions from net investment income	(.41)	(.31)	(.15)	(.11)
Distributions from net realized gain	(1.20)	(.06)	(.07)	-
Total distributions	(1.61) I	(.37)	(.22)	(.11)
Net asset value, end of period	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Total Return B, C, D	15.12%	34.14%	33.21%	2.61%
Ratios to Average Net Assets H
Expenses before reductions	.74%	.77%	1.72%	4.89%A
Expenses net of fee waivers, if any	.74%	.77%	1.03%	1.25%A
Expenses net of all reductions	.71%	.74%	1.00%	1.22%A
Net investment income (loss)	2.13%	3.02%	4.44%	5.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,065	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate	75%	66%	46%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gains of $1.195 per share.

VIP Strategic Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE	.552	.510	.003
Net realized and unrealized gain (loss)	(.226)	.355	(.003)
Total from investment operations	.326	.865	-
Distributions from net investment income	(.451)	(.245)	-
Distributions from net realized gain	(.085)	(.010)	-
Total distributions	(.536)	(.255)	-
Net asset value, end of period	$ 10.40	$ 10.61	$ 10.00
Total ReturnB,C,D	3.10%	8.66%	.00%
Ratios to Average Net AssetsF,H
Expenses before reductions	.75%	.85%	10.00%A
Expenses net of fee waivers, if any	.75%	.85%	1.00%A
Expenses net of all reductions	.75%	.84%	1.00%A
Net investment income	5.19%	5.02%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 10.86	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.14 F	.05	.03	.03
Net realized and unrealized gain (loss)	.58	1.08	2.72	(1.54)	(.37)
Total from investment operations	.73	1.22	2.77	(1.51)	(.34)
Distributions from net investment income	(.07)	(.11)	(.03)	(.01)	(.02)
Net asset value, end of period	$ 12.63	$ 11.97	$ 10.86	$ 8.12	$ 9.64
Total Return B, C, D	6.09%	11.24%	34.16%	(15.66)%	(3.40)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	2.65%	4.32%	3.60%	7.11% A
Expenses net of fee waivers, if any	.85%	1.00%	1.28%	1.50%	1.50% A
Expenses net of all reductions	.78%	.95%	1.22%	1.45%	1.46% A
Net investment income (loss)	1.21%	1.26%	.57%	.31%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,478	$ 583	$ 413	$ 261	$ 290
Portfolio turnover rate	181%	155%	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Leaders Portfolio - Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.10 F	.04
Net realized and unrealized gain (loss)	1.11	1.59	1.21
Total from investment operations	1.24	1.69	1.25
Distributions from net investment income	(.07)	(.08)	(.04)
Distributions from net realized gain	(.16)	(.53)	(.01)
Total distributions	(.22) I	(.61)	(.05)
Net asset value, end of period	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D	10.18%	15.15%	12.51%
Ratios to Average Net Assets H
Expenses before reductions	.98%	2.07%	3.63% A
Expenses net of fee waivers, if any	.85%	1.00%	1.06% A
Expenses net of all reductions	.81%	.96%	1.04% A
Net investment income (loss)	1.00%	.88%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate	75%	121%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gains of $.155 per share.

Prospectus

Appendix - continued

VIP Value Strategies Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.01	- H	.01
Net realized and unrealized gain (loss)	.28	1.74	4.58	(2.10)
Total from investment operations	.35	1.75	4.58	(2.09)
Distributions from net realized gain	(.47)	(.03)	(.08)	-
Net asset value, end of period	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Total Return B, C, D	2.66%	14.13%	57.91%	(20.90)%
Ratios to Average Net Assets G
Expenses before reductions	.72%	.71%	.76%	1.43% A
Expenses net of fee waivers, if any	.72%	.71%	.76%	1.00% A
Expenses net of all reductions	.66%	.70%	.73%	.95% A
Net investment income (loss)	.54%	.10%	.02%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,685	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate	109%	41%	47%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Multi-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, Lipper Variable Annuity S&P 500 Index Classification Funds Average, Lipper Variable Annuity Mid-Cap Growth Funds Average, and Lipper Variable Annuity Mid-Cap Value Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Initial Class of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	8.11%	-1.22%	-1.17%A
Lipper Variable Annuity Multi-Cap Growth Funds Average	10.80%	-2.37%	--
VIP Contrafund
Initial Class	16.94%	6.64%	12.09%
Lipper Variable Annuity Multi-Cap Growth Funds Average	10.80%	-2.37%	8.19%
VIP Dynamic Capital Appreciation
Initial Class	21.14%	0.50%	-2.53%B
Lipper Variable Annuity Multi-Cap Growth Funds Average	10.80%	-2.37%	--
VIP Equity-Income
Initial Class	5.87%	3.97%	8.63%
Lipper Variable Annuity Equity Income Classification Funds Average	6.08%	4.22%	9.43%
VIP Growth
Initial Class	5.80%	-3.52%	7.29%
Lipper Variable Annuity Multi-Cap Core Funds Average	6.66%	1.72%	8.72%
VIP Growth & Income
Initial Class	7.63%	1.41%	7.28%C
Lipper Variable Annuity Large-Cap Core Funds Average	5.77%	-0.48%	--
VIP Growth Opportunities
Initial Class	8.89%	0.28%	5.32%
Lipper Variable Annuity Large-Cap Core Funds Average	5.77%	-0.48%	7.27%
VIP Growth Stock
Initial Class	7.57%	--	10.97%D
Lipper Variable Annuity Multi-Cap Growth Funds Average	10.80%	--	--
VIP Index 500
Initial Class	4.82%	0.35%	8.81%
Lipper Variable Annuity S&P 500 Index Classification Funds Average	4.52%	0.16%	8.74%
VIP Mid Cap
Initial Class	18.30%	12.32%	20.39%E
Lipper Variable Annuity Mid-Cap Growth Funds Average	10.61%	-0.49%	--
VIP Value
Initial Class	6.09%	--	5.63%F
Lipper Variable Annuity Multi-Cap Core Funds Average	6.66%	--	--
VIP Value Leaders
Initial Class	10.18%	--	15.03%G
Lipper Variable Annuity Multi-Cap Core Funds Average	6.66%	--	--
VIP Value Strategies
Initial Class	2.66%	--	10.36%H
Lipper Variable Annuity Mid-Cap Value Funds Average	8.53%	--	--

A From December 27, 2000.

B From September 25, 2000.

C From December 31, 1996.

D From December 11, 2002.

E From December 28, 1998.

F From May 9, 2001.

G From June 17, 2003.

H From February 20, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

Prior Performance of Similar Funds

VIP Strategic Income Portfolio

FMR began managing VIP Strategic Income on December 23, 2003, and its asset size as of March 31, 2006 was approximately $182 million. VIP Strategic Income has an investment objective and policies that are substantially identical in all material respects to Fidelity Advisor Strategic Income and Fidelity Strategic Income, which are managed by FMR. FMR began managing Fidelity Advisor Strategic Income on October 31, 1994, and its asset size as of March 31, 2006 was approximately $3.7 billion. FMR began managing Fidelity Strategic Income on May 1, 1998, and its asset size as of March 31, 2006 was approximately $3.5 billion. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor Strategic Income or Fidelity Strategic Income. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income, not the performance of Initial Class of VIP Strategic Income. Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income have different expenses and are sold through different distribution channels than Initial Class of VIP Strategic Income. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income does not represent the past performance of Initial Class of VIP Strategic Income and is not an indication of the future performance of Initial Class of VIP Strategic Income. You should not assume that Initial Class of VIP Strategic Income will have the same performance as Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income. The performance of Initial Class of VIP Strategic Income may be better or worse than the performance of Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Initial Class of VIP Strategic Income, Class T of Fidelity Advisor Strategic Income, and Fidelity Strategic Income. Initial Class of VIP Strategic Income may have lower total expenses than Class T of Fidelity Advisor Strategic Income, which would have resulted in higher performance if VIP Strategic Income's Initial Class expenses had been applied to the performance of Class T of Fidelity Advisor Strategic Income. Initial Class of VIP Strategic Income may have higher total expenses than Fidelity Strategic Income, which would have resulted in lower performance if VIP Strategic Income's Initial Class expenses had been applied to the performance of Fidelity Strategic Income.

The following information is intended to help you understand the risks of investing in Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income. The information illustrates the changes in the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income from year to year, and compares the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income to the performance of a market index and an average of the performance of similar funds over various periods of time. Each of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income also compares its performance to a combination of market indexes over various periods of time. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor Strategic Income's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Fidelity Advisor Strategic Income - Class T
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	12.89%	9.33%	2.26%	6.15%	3.42%	6.55%	8.89%	19.09%	9.23%	2.77%

During the periods shown in the chart for Class T of Fidelity Advisor Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 7.36%	June 30, 2003
Lowest Quarter Return	 -4.18%	September 30, 1998
Year-to-Date Return	 1.16%	March 31, 2006

Prospectus

Appendix - continued

Average Annual Returns

The returns in the following table include the effect of Class T of Fidelity Advisor Strategic Income's maximum applicable front-end sales charge.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Strategic Income - Class TA	 -0.82%	 8.40%	 7.57%
Merrill Lynch U.S. High Yield Master II IndexB	 2.74%	 8.39%	 6.56%
Fidelity Strategic Income Composite Index 	 2.66%	 8.39%	 7.52%
Lipper Multi-Sector Income Funds Average 	 2.19%	 7.67%	 6.40%

A Initial Class of VIP Strategic Income, offered through this prospectus, does not charge a 12b-1 fee, while Class T of Advisor Strategic Income charges a 12b-1 fee of 0.25%. Initial Class of VIP Strategic Income offered through this prospectus sells its shares without a front-end sales charge, while Class T Advisor Strategic Income sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B Going forward, similar to VIP Strategic Income, Advisor Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Year-by-Year Returns

Fidelity Strategic Income
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	6.35%	4.07%	6.52%	9.38%	18.62%	9.44%	3.12%

During the periods shown in the chart for Fidelity Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 6.94%	June 30, 2003
Lowest Quarter Return	 -2.52%	June 30, 2004
Year-to-Date Return	 1.35%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Strategic Income	3.12%	9.30%	7.39%
Merrill Lynch U.S. High Yield Master II IndexB	2.74%	8.39%	4.94%
Fidelity Strategic Income Composite Index	2.66%	8.39%	6.55%
Lipper Multi-Sector Income Funds Average	2.19%	7.67%	--

A From May 1, 1998.

B Going forward, similar to VIP Strategic Income, Fidelity Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

Prospectus

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's and Fidelity Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes were used to represent Advisor Strategic Income's and Fidelity Strategic Income's investment categories in calculating the composite index as shown above: high yield - the Merrill Lynch U.S. High Yield Master II Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Prospectus

Appendix - continued

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

Notes

Notes

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's (other than VIP Money Market's) annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.812344.101 VIPICSD-pro-0406